OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 7 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2015	2014

Deposits for open project bids	$-	$48,812
VAT deductible	537,137	61,959
Guarantee fee	154,043	406,769
Other receivables	223,861	428,779
	$915,041	$946,319